Business acquisitions	6 Months Ended
Jun. 30, 2025
Business Combinations [Abstract]
Business acquisitions	Business acquisitions
Acquisition of OUTFRONT Media’s Canadian out-of-home media business
On June 7, 2024, Bell Media completed the acquisition of OUTFRONT Media Inc.’s Canadian out-of-home media business, OUTEDGE Media Canada (OUTEDGE), for cash consideration of $429 million ($418 million net of cash acquired). The acquisition of OUTEDGE is expected to support Bell Media’s digital media strategy and to deliver multi-channel marketing solutions across Canada. The results of OUTEDGE are included in our Bell Media segment.
Pursuant to a consent agreement negotiated with the Competition Bureau, in April 2025, Bell Media disposed of 669 advertising displays in Québec and Ontario for proceeds of $14 million.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

Total
Cash consideration paid	429
Total cost to be allocated	429
Trade and other receivables	40
Other non-cash working capital	7
Assets held for sale	16
Property, plant and equipment	290
Finite-life intangible assets	17
Other non-current assets	30
Trade payables and other liabilities	(12)
Contract liabilities	(1)
Debt due within one year	(20)
Liabilities held for sale	(10)
Long-term debt	(100)
Deferred tax liabilities	(41)
Other non-current liabilities	(7)
209
Cash and cash equivalents	11
Fair value of net assets acquired	220
Goodwill (1)	209
(1)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell Media group of cash-generating units (CGUs).
Operating revenues of $8 million from OUTEDGE are included in the income statements for the six months ended June 30, 2024. BCE’s operating revenues for the six months ended June 30, 2024 would have been $12,063 million had the acquisition of OUTEDGE occurred on January 1, 2024. This pro forma amount reflects the elimination of intercompany transactions and the purchase price allocation. The transaction did not have a significant impact on our net earnings for the six months ended June 30, 2024 and the impact on our net earnings would not have been significant had the acquisition occurred on January 1, 2024.
Acquisition of Stratejm
On July 2, 2024, Bell Canada acquired Stratejm Inc. (Stratejm) for cash consideration of $78 million ($73 million net of cash acquired) and additional cash consideration contingent on the achievement of certain performance objectives. This contingent consideration is expected to be settled by 2027 and the maximum amount payable is $20 million. Stratejm leverages artificial intelligence through end-to-end Security-as-a-Service solutions, real-time threat detection and response, and streamlining incident management processes. The results of Stratejm are included in our Bell CTS segment.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

Total
Cash consideration paid	78
Contingent consideration (1)	11
Total cost to be allocated	89
Trade and other receivables	6
Other non-cash working capital	2
Finite-life intangible assets	21
Other non-current assets	1
Trade payables and other liabilities	(3)
Contract liabilities	(7)
Deferred tax liabilities	(6)
14
Cash and cash equivalents	5
Fair value of net assets acquired	19
Goodwill (2)	70
(1)Contingent consideration is estimated to be $11 million at June 30, 2025.
(2)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS group of CGUs.
BCE’s operating revenues for the six months ended June 30, 2024 would have been $12,027 million had the acquisition of Stratejm occurred on January 1, 2024. This pro forma amount reflects the elimination of intercompany transactions and the purchase price allocation. The impact on our net earnings for the six months ended June 30, 2024 would not have been significant had the acquisition occurred on January 1, 2024.
Acquisition of Ziply Fiber
On June 25, 2025, Bell Canada entered into an agreement to loan Northwest Fiber Holdco, LLC (doing business as Ziply Fiber (Ziply Fiber)) up to $150 million in U.S. dollars ($206 million in Canadian dollars). Subsequent to quarter end, on July 30, 2025, a first loan draw of $75 million in U.S. dollars ($104 million in Canadian dollars) was made by Ziply Fiber.
Subsequent to quarter end, on August 1, 2025, Bell Canada completed the previously announced acquisition of Ziply Fiber, the leading fibre internet provider in the Pacific Northwest of the United States (U.S.), for cash consideration of $3.65 billion in U.S. dollars ($5.04 billion in Canadian dollars) and the assumption of outstanding net debt of $1.92 billion in U.S. dollars ($2.65 billion in Canadian dollars). This transaction is expected to enhance Bell Canada's growth profile and strategic position by giving it a foothold in the large, underpenetrated U.S. fibre market, while increasing its scale, diversifying its operating footprint and unlocking significant growth opportunities. The results of Ziply Fiber will be included in Bell CTS.
The fair values of Ziply Fiber’s assets and liabilities have not yet been determined.